Transactions with Related Parties (Details) - Schedule of assets and liabilities with related parties - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Companies Of The Group [Member]
Assets
Cash and deposits in banks	$ 703,069	$ 171,816	$ 189,803
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	978,696	2,058,715	748,632
Debt instrument at FVOCI
Other assets	445,609	185,317	38,960
Liabilities
Deposits and other demand liabilities	17,118	25,261	27,515
Obligations under repurchase agreements Loans	961,718	138,498	6,501
Time deposits and other time liabilities	1,409,404	1,183,235	2,585,337
Financial derivative contracts	1,137,502	2,159,660	770,624
Interbank borrowing	544,291
Issued debt instruments	349,002	363,154	335,443
Other financial liabilities		6,231	6,807
Other liabilities	1,210	8,130	60,884
Associated companies [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	186,038	218,610	105,358
Debt instrument at FVOCI
Other assets	412,277	210,579	51,842
Liabilities
Deposits and other demand liabilities	4,484	93,761	21,577
Obligations under repurchase agreements Loans		5,000
Time deposits and other time liabilities	100	282,171
Financial derivative contracts	354,108	288,013	112,523
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities	4,484	146,164	89,817
Key personnel [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	33
Debt instrument at FVOCI
Other assets
Liabilities
Deposits and other demand liabilities	5,997	4,624	2,493
Obligations under repurchase agreements Loans	101	270	329
Time deposits and other time liabilities	4,706	4,246	3,189
Financial derivative contracts
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities	5,997
Other [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	7	55	9
Debt instrument at FVOCI
Other assets
Liabilities
Deposits and other demand liabilities	3,242	566	480
Obligations under repurchase agreements Loans		80	68
Time deposits and other time liabilities	864	2,204	838
Financial derivative contracts		3
Interbank borrowing
Issued debt instruments
Other financial liabilities
Other liabilities	$ 3,242